Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Comprehensive Income of the Parent Company (Details) - Parent company - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Loss/(gain) from subsidiaries	¥ 9,093	¥ (18,663)	¥ (26,521)
General and administrative expenses	(7,494)	3,338	(14,089)
Finance income	1,266	2,343	0
Finance costs	0	0	(528)
Other loss, net	0	0	20,420
Fair value loss of convertible note	0	0	(116)
(Loss)/Profit before income tax	2,865	(12,982)	(20,834)
Income tax expense	0	0	0
(Loss)/Profit for the year	2,865	(12,982)	(20,834)
Other comprehensive (loss)/income
Currency translation differences	1,259	(302)	(791)
Total other comprehensive (loss)/income for the year, net of tax	1,259	(302)	(791)
Total comprehensive (loss)/income for the year	¥ 4,124	¥ (13,284)	¥ (21,625)